[USAA                        USAA MUTUAL FUND, INC.
EAGLE           (S&P 500 INDEX FUND, EXTENDED MARKET INDEX FUND,
LOGO (R)]                  AND NASDAQ-100 INDEX FUND)
                       SUPPLEMENT DATED OCTOBER 20, 2005
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2005

THE FOLLOWING INFORMATION REPLACES THE CURRENT TABLE OF CONTENTS FOUND ON THE FIRST PAGE OF THE STATEMENT OF ADDITIONAL INFORMATION.

                               TABLE OF CONTENTS

         Page

         2        Valuation of Securities
         3        Conditions of Purchase and Redemption
         3        Additional Information Regarding Redemption of Shares
         4        Investment Plans
         5        Investment Policies
         18       Investment Restrictions
         22       Portfolio Transactions and Brokerage Commissions
         24       Fund History and Description of Shares
         25       Tax Considerations
         27       Directors and Officers of the Company
         33       Trustees and Officers of the Extended Market Portfolio
         40       Investment Adviser
         45       Portfolio Manager Disclosure
         47       Proxy Voting Policies and Procedures
         51       Portfolio Holdings Disclosure
         51       Administrator
         53       General Information
         53       Appendix A - Short-Term Debt Ratings

INSERT THE FOLLOWING INFORMATION AS THE LAST PARAGRAPH UNDER THE SECTION "ADMINISTRATOR" ON PAGE 52.

         In addition to the services provided under the Funds' Administration and Servicing Agreement, the Manager also provides certain legal and tax services for the benefit of the Funds. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended December 31, 2004, the Funds reimbursed the Manager for these legal and tax services as follows:

              FUND                          2005
         S&P 500 Index Fund            $    59,081
         Nasdaq-100 Index Fund         $     6,501
         Extended Market Index Fund    $     5,863

DELETE THE SECTION ENTITLED CUSTODIAN UNDER "GENERAL INFORMATION" ON PAGE 53 AND REPLACE WITH THE FOLLOWING INFORMATION.

CUSTODIAN AND ACCOUNTING AGENT

The Custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of reach Fund's securities, and collecting interest on the Funds' investments. State Street Bank and Trust Company, P. O. Box 1713, Boston, Massachusetts 02105, is the custodian and accounting agent for the Nasdaq-100 Index Fund. The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675, serves as custodian and accounting agent for the S&P 500 Index Fund. Northern Trust will comply with the affiliated self-custodian provisions of Rule 17f-2 under the 1940 Act. J.P. Morgan Chase, 4 Chase
MetroTech, 18th Floor, Brooklyn, New York 11245 is the custodian for the Extended Market Index Fund and the Extended Market Portfolio. State Street Bank and Trust Company, P. O. Box 1713, Boston, Massachusetts 02105 is the accounting agent for the Extended Market Index Fund. The accounting agent is responsible for, among other things, calculating each Fund's daily net asset value and other recordkeeping functions.

                                                                      52258-1005

[USAA
EAGLE                        USAA MUTUAL FUND, INC.
LOGO (R)]              SUPPLEMENT DATED OCTOBER 20, 2005
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2004


THE FOLLOWING INFORMATION REPLACES THE CURRENT TABLE OF CONTENTS FOUND ON THE FIRST PAGE OF THE STATEMENT OF ADDITIONAL INFORMATION.

                               TABLE OF CONTENTS

         Page
         2        Valuation of Securities
         3        Conditions of Purchase and Redemption
         3        Additional Information Regarding Redemption of Shares
         5        Investment Plans
         6        Investment Policies
         19       Investment Restrictions
         21       Portfolio Transactions and Brokerage Commissions
         26       Fund History and Description of Shares
         27       Tax Considerations
         28       Directors and Officers of the Company
         35       The Company's Manager
         44       General Information
         44       Appendix A - Long-Term and Short-Term Debt Ratings

INSERT THE FOLLOWING INFORMATION AS THE LAST PARAGRAPH UNDER THE SECTION ADMINISTRATION AND SERVICING AGREEMENT ON PAGE 42.

         In addition to the services provided under the Funds' Administration and Servicing Agreement, the Manager also provides certain legal and tax services for the benefit of the Funds. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended July 31, 2005, the Funds reimbursed the Manager for these legal and tax services as follows:

                FUND                            2005
         Aggressive Growth Fund             $  25,000
         Growth Fund                        $  22,490
         Growth & Income Fund               $  27,901
         Income Stock Fund                  $  41,978
         Income Fund                        $  38,700
         Short-Term Bond Fund               $  27,151
         Money Market Fund                  $  63,865
         Science & Technology Fund          $  11,696
         First Start Growth Fund            $   8,075
         Intermediate-Term Bond Fund        $  10,146
         High-Yield Opportunities Fund      $   8,457
         Small Cap Stock Fund               $  10,030
         Capital Growth Fund                $   5,801
         Value Fund                         $   6,756

DELETE THE FIRST AND FIFTH PARAGRAPHS ON PAGE 40 AND REPLACE WITH THE FOLLOWING INFORMATION.

For the Growth & Income Fund, the Manager has entered into a Subadvisory Agreement with Wellington Management Company, LLP (Wellington Management). The Manager (not the Fund) pays Wellington Management a fee in an annual amount of 0.20% of the portion of the Fund's average daily net assets that

Wellington Management manages. Wellington Management has agreed to waive all fees in excess of 0.18% through June 30, 2006. Wellington Management may terminate this waiver if the Manager allocates less than 100% of the Fund's assets investible in U.S. stocks to Wellington Management. Wellington Management, a Massachusetts limited liability partnership and registered investment adviser, is owned entirely by its 78 partners, all of whom are full-time professional members of the firm. The managing partners of Wellington Management are Laurie A. Gabriel, Perry M. Traquina, and John R. Ryan.

For the Small Cap Stock Fund, the Manager has entered into Subadvisory Agreements with Batterymarch Financial Management, Inc. (Batterymarch) and Wellington Management. The Manager (not the Fund) pays Batterymarch a fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages, and pays Wellington Management a fee in the annual amount of 0.70% of the Fund's average daily net assets that Wellington Management manages. Batterymarch, a registered investment adviser, is a wholly owned, independently managed subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason is a publicly owned diversified financial services holding company incorporated under Maryland law.

DELETE THE SECTION ENTITLED CUSTODIAN UNDER "GENERAL INFORMATION" ON PAGE 44 AND REPLACE WITH THE FOLLOWING INFORMATION.

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Company's custodian and accounting agent. The custodian is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on each Fund's investments. The accounting agent is responsible for, among other things, calculating each Fund's daily net asset value and other recordkeeping functions. In addition, assets of the Aggressive Growth, Growth, Growth & Income, Income Stock, Science & Technology, First Start Growth, Small Cap Stock, Capital Growth, High-Yield Opportunities, and Value Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the custodian in accordance with the rules and regulations established by the SEC.

                                                                      52259-1005